Note 27 - Financial Instruments - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 USD ($)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	R 57	$ 601	R 457	$ 308
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	57	601	457	265
Effect of possible strengthening or weakening	3	30	23	13
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed				43
Effect of possible strengthening or weakening				2
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		128		143
Interest rate risk , increase by 100 basis points [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(15)		(30)
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(128)		(143)
Interest rate risk, decrease by 100 basis points [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		15		30
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		12,756		14,335
Interest rate risk [member] | Term loan facility [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		$ 1,486		$ 2,987